CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2018
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of balance sheets

Balance sheets

	As of December 31,	As of December 31,
	2017	2018
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	77,819	10,288
Short-term investment	—	553,568
Prepaid expenses	—	23,100
Amounts due from related parties	5,916,468	9,318,188
Other receivables	28,631	18,015

Total assets	6,022,918	9,923,159

LIABILITIES AND EQUITY
Current liabilities
Other payables and accruals	45,765	10,584
Investment deficit in subsidiaries	3,977,672	6,195,553
Amounts due to related parties	—	90,251
Convertible notes	—	1,188,192
Derivative liabilities	1,546,646	—
Other current liabilities	163,355	64,446
Total liabilities	5,733,438	7,549,026

	As of December 31,	As of December 31,
	2017	2018
	RMB	RMB
Mezzanine equity
Series A redeemable convertible preference shares (US$0.0001 par value, 50,000,000 shares authorized, issued and outstanding as of December 31, 2017)	94,411	—
Series A-1 redeemable convertible preference shares (US$0.0001 par value, 4,910,890 shares authorized, issued and outstanding as of December 31, 2017)	69,193	—
Series B convertible redeemable preferred shares (US$ 0.0001 par value, 70,602,630 shares authorized, issued and outstanding as of December 31, 2017)	180,294	—
Series C convertible redeemable preferred shares (US$ 0.0001 par value, 97,267,680 shares authorized, issued and outstanding as of December 31, 2017)	408,559	—
Series D convertible redeemable preferred shares (US$ 0.0001 par value, 159,355,150 shares authorized, issued and outstanding as of December 31, 2017)	1,703,667	—
Series E convertible redeemable preferred shares (US$ 0.0001 par value, 89,477,490 shares authorized, issued and outstanding as of December 31, 2017)	1,146,351	—
Series F convertible redeemable preferred shares (US$ 0.0001 par value, 85,162,200 shares authorized, issued and outstanding as of December 31, 2017)	1,563,657	—
Series G convertible redeemable preferred shares (US$ 0.0001 par value, 130,384,730 shares authorized, issued and outstanding as of December 31, 2017)	3,214,932	—
Redeemable non-controlling interests	39,580	—
Total mezzanine equity	8,420,644	—
Shareholders’ (deficit)/equity
Ordinary shares (US$0.0001 par value, 1,312,839,230 shares and 10,000,000,000 shares authorized as of December 31, 2017 and 2018, respectively; 49,318,860 shares issued and outstanding as of December 31, 2017; 839,850,038 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2018)	30	575
Additional paid-in capital	—	12,967,986
Accumulated other comprehensive income	76,607	86,061
Accumulated deficit	(8,207,801)	(10,680,489)
Total shareholders’ (deficit)/equity	(8,131,164)	2,374,133
Total liabilities, mezzanine equity and shareholders’ equity	6,022,918	9,923,159

Schedule of statements of comprehensive loss

	Year Ended	Year Ended	Year Ended
	December 31, 2016	December 31, 2017	December 31, 2018
	RMB	RMB	RMB
Total revenues	—	—	4,497
Cost of revenues	—	—	(147)
Gross profit	—	—	4,350

Operation expense
Sales and marketing	—	—	(34,591)
Research and development	—	—	(17,376)
General and administrative	(268,084)	(171,172)	(1,019,055)
Total operating expenses	(268,084)	(171,172)	(1,071,022)

Loss from operations	—	—	(1,066,672)

Share of loss of subsidiaries and VIEs	(994,542)	(1,703,491)	(1,641,754)
Interest income/(expense), net	7,155	17,849	(25,262)
Other (expense)/income, net	(16)	(14)	4,213
Foreign exchange gain	1,230	3,849	2,951
Fair value change of derivative liabilities	(103,488)	(869,617)	1,204,010
Net loss	(1,357,745)	(2,722,596)	(1,522,514)

Accretion on redeemable preferred shares to redemption value	(421,346)	(555,824)	(318,951)
Deemed contribution from Preferred Shareholders	3,428	—	—
Deemed dividend to Preferred Shareholders	—	(587,564)	(544,773)
Deemed dividend on Preferred Shareholders	—	92,779	—
Net loss attributable to ordinary shareholders	(1,775,663)	(3,773,205)	(2,386,238)

Net loss	(1,357,745)	(2,722,596)	(1,522,514)
Other comprehensive income
Foreign currency translation	(6,995)	46,065	11,406
Total comprehensive loss	(1,364,740)	(2,676,531)	(1,511,108)

Schedule of statements of cash flows

	Year Ended	Year Ended	Year Ended
	December 31, 2016	December 31, 2017	December 31, 2018
	RMB	RMB	RMB
Net cash (used in)/generated from operating activities	(816)	6,080	(55,088)
Net cash generated from/(used in) investing activities	144,064	102,577	(3,999,403)
Net cash (used in)/generated from financing activities	(143,835)	(29,042)	3,982,230
Effect of exchange rate changes on cash and cash equivalents	34	(2,592)	4,730
Net (decrease)/increase in cash and cash equivalents	(553)	77,023	(67,531)
Cash and cash equivalents at beginning of the year	1,349	796	77,819
Cash and cash equivalents at end of the year	796	77,819	10,288